Risk Management Section - NII-at-Risk banking book per currency - year 1 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		€ (60)
Instantaneous Floored Parallel Downward [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk		(54)
Instantaneous Floored Parallel Downward [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk		(14)
Instantaneous Floored Parallel Downward [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk		8
Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		224
Instantaneous Floored +100 bps [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk		186
Instantaneous Floored +100 bps [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk		19
Instantaneous Floored +100 bps [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk		€ 19
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ (91)
Ramped Unfloored Parallel Downward [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk	(83)
Ramped Unfloored Parallel Downward [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk	10
Ramped Unfloored Parallel Downward [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk	(19)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	33
Ramped Unfloored Parallel Upward [Member] | Euro
Net Interest Income at Risk [Line Items]
NII-At -Risk	9
Ramped Unfloored Parallel Upward [Member] | US Dollar
Net Interest Income at Risk [Line Items]
NII-At -Risk	(20)
Ramped Unfloored Parallel Upward [Member] | Other currency
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ 44